Income Tax Expense Continuing Operations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [line items]
Effective tax rate	22.60%	21.30%	30.60%